Policyholder liabilities and unallocated surplus - Duration of policyholder liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder liabilities and unallocated surplus
Policyholder liabilities	$ 122,263	$ 151,915	$ 144,733
0 to 5 years
Policyholder liabilities and unallocated surplus
Percentage of policyholder liabilities	22.00%	20.00%
5 to 10 years
Policyholder liabilities and unallocated surplus
Percentage of policyholder liabilities	18.00%	18.00%
10 to 15 years
Policyholder liabilities and unallocated surplus
Percentage of policyholder liabilities	14.00%	15.00%
15 to 20 years
Policyholder liabilities and unallocated surplus
Percentage of policyholder liabilities	11.00%	12.00%
20 to 25 years
Policyholder liabilities and unallocated surplus
Percentage of policyholder liabilities	10.00%	10.00%
Over 25 years
Policyholder liabilities and unallocated surplus
Percentage of policyholder liabilities	25.00%	25.00%